UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, February 10, 2005

Capital Management Associates FORM 13F 31-Dec-04


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

      No. 13F File Number	Name

Voting Authority Value Shares/ Sh/ Put/ Invstmt Other Name of Issuer Title of class CUSIP (x$1000) Prn Amt Prn Call Dscretn Managers Sole Shared None
ADVANCED MICRO DEVICES COM 007903107 8638 392300 SH Sole 392300 AFFILIATED COMPUTER SVCS-A COM 008190100 6212 103200 SH Sole 103200 AMPHENOL CORP. COM 032095101 6088 165700 SH Sole 165700
APACHE CORP. COM 037411105 8575 169565 SH Sole 169565
AQUA AMERICA INC COM 03836W103 6705 272662 SH Sole 272662
ARROW ELECTRONICS INC. COM 042735100 6308 259600 SH Sole 259600 ASHLAND INC. COM 044204105 5549 95050 SH Sole 95050
AVERY DENNISON CORP COM COM 053611109 5823 97100 SH Sole 97100
BEMIS COMPANY COM 081437105 6423 220800 SH Sole 220800
BORLAND SOFTWARE CORPORATION COM 099849101 5827 498900 SH Sole 498900 CNF INC COM 12612w104 9048 180600 SH Sole 180600
COMERICA INC COM 200340107 6978 114350 SH Sole 114350
COMMERCE BANCORP INC/NJ COM 200519106 5719 88800 SH Sole 88800 COMPASS BANCSHARES INC COM 20449h109 6743 138550 SH Sole 138550 CONSTELLATION BRANDS INC-A COM 21036p108 7618 163800 SH Sole 163800 DEERE & CO COM 244199105 3895 52350 SH Sole 52350
DENTSPLY INTERNATIONAL INC COM 249030107 7160 127400 SH Sole 127400 DIEBOLD INC. COM 253651103 6557 117660 SH Sole 117660
FLEXTRONICS INTL LTD COM Y2573F102 5527 399900 SH Sole 399900
FLOWERS FOODS INC. COM 343498101 47590 1506968.33 SH Sole 1506968.33
FOREST OIL CORPORATION COM 346091705 3737 117800 SH Sole 117800 IDACORP INC. COM 451107106 5599 183138 SH Sole 183138
IVAX CORP COM 465823102 6663 421154 SH Sole 421154
KERR MCGEE CORP COM 492386107 6022 104200 SH Sole 104200
L-3 COMMUNICATIONS HLDGS INC. COM 502424104 7221 98600 SH Sole 98600 LINCOLN NATIONAL CORP COM 534187109 6117 131050 SH Sole 131050 MEDIMMUNE INC. COM 584699102 6493 239514 SH Sole 239514
PARKER HANNIFIN CORP COM 701094104 5976 78900 SH Sole 78900
PENTAIR INC COM 709631105 8390 192600 SH Sole 192600
PERKINELMER INC. COM 714046109 5427 241300 SH Sole 241300
QUEST DIAGNOSTICS INC COM 74834L100 7353 76950 SH Sole 76950
SCANA CORP COM 80589m102 6501 165000 SH Sole 165000
TERADYNE INC COM 880770102 5701 334000 SH Sole 334000
WEYERHAEUSER CO. COM 962166104 6346 94400 SH Sole 94400